CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital		Share premium and other capital reserve		Accumulated deficit	Total equity		Non-controlling Interests	Total
Balance at Dec. 31, 2021	$ 234		$ 260,488		$ (207,069)	$ 53,653		$ 9,767	$ 63,420
Loss	0		0		(26,638)	(26,638)		(3,206)	(29,844)
Issuance of ordinary shares, net	1		20		0	21		0	21
Forfeiture of non-controlling interests regarding share-based compensation	0		272		0	272		(272)	0
Benefit to non-controlling interests regarding share-based compensation	0		(2)		0	(2)		2	0
Exercise of subsidiary options	0			[1]	0		[1]	0		[1]
Exercise of options		[1]	7		0	7		0	7
RSUs vested		[1]		[1]	0		[1]	0		[1]
Share-based compensation	0		617		0	617		569	1,186
Balance at Dec. 31, 2022	235		261,402		(233,707)	27,930		6,860	34,790
Loss	0		0		(23,879)	(23,879)		(2,075)	(25,954)
Issuance of ordinary shares, net	51		8,398		0	8,449		0	8,449
Forfeiture of non-controlling interests regarding share-based compensation	0		71		0	71		(71)	0
Benefit to non-controlling interests regarding share-based compensation	0		3		0	3		(3)	0
Issuance of a subsidiary's ordinary shares to the Company	0		(809)		0	(809)		809	0
Issuance of a subsidiary's preferred shares to non-controlling interests	0		(238)		0	(238)		9,761	9,523
RSUs vested		[1]		[1]	0		[1]	0		[1]
Share-based compensation	0		526		0	526		1,351	1,877
Balance at Dec. 31, 2023	286		269,353		(257,586)	12,053		16,632	28,685
Loss	0		0		(16,485)	(16,485)		(1,569)	(18,054)
Issuance of ordinary shares, net	15		108		0	123		0	123
Forfeiture of non-controlling interests regarding share-based compensation	0		206		0	206		(206)	0
Exercise of pre-funded warrants	62		2,227		0	2,289		0	2,289
RSUs vested		[1]		[1]	0		[1]	0		[1]
Share-based compensation	0		363		0	363		1,432	1,795
Balance at Dec. 31, 2024	$ 363		$ 272,257		$ (274,071)	$ (1,451)		$ 16,289	$ 14,838

[1]	Represents an amount lower than $1